Condensed Statements of Operations (Parenthetical) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		63 Months Ended	72 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Costs and expenses
Share-Based Compensation	$ 2,139,927	$ 697,671	$ 2,360,345	$ 2,357,370	$ 4,203,254	$ 14,608,040	$ 16,361,663	$ 9,749,073